Intermediate Bond Fund of America®
Investment portfolio
May 31, 2023
unaudited

Bonds, notes & other debt instruments 97.81% Mortgage-backed obligations 37.90% Federal agency mortgage-backed obligations 29.81%	Principal amount (000)	Value (000)
Fannie Mae Pool #458079 9.00% 11/20/2026[1]	USD 2	$2
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	2	2
Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]	11	11
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]	2	2
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]	2	2
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	68	66
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]	136	131
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	86	83
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]	194	187
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]	968	918
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]	278	265
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]	22	21
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	4
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]	9,036	8,797
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]	7	7
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]	68	64
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	25	25
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	16	17
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	40	41
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	147	149
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	63	63
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]	103	104
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,670	2,316
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	3,006	2,590
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	34,454	29,393
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	28,159	24,240
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	242	244
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	57,164	49,135
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	13,442	11,563
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	5,264	4,524
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	100,877	86,641
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	9,138	7,878
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	235	228
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	113	113
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	24,109	20,542
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	69	69
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]	40,841	33,362
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	5,641	4,826
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	131	133
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	5,330	4,557
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	1,824	1,559
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	354	335
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	164	154
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	46	43
Intermediate Bond Fund of America — Page 1 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	USD76	$71
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,581	1,497
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	554	522
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	72	68
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	52	49
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	109	102
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	880	823
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	34,262	32,025
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	1,268	1,156
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]	18,845	17,554
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	1,557	1,418
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	761	710
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	232	217
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	107	101
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	94	88
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	48	44
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	49	47
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,346	1,299
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	30,897	28,943
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	582	545
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	717	692
Fannie Mae Pool #BK4873 5.00% 5/1/2048[1]	218	216
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	958	924
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	297	287
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	147	146
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	386	374
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,361	2,467
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	8,930	8,352
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	6,020	5,669
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,582	1,486
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	7,936	7,488
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	4,487	4,215
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]	54,497	49,053
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	23,599	21,026
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	5,580	5,180
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]	46,320	41,471
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	4,284	3,712
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	11,991	10,387
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	3	2
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	9,950	8,536
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,100	5,290
Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]	5,081	4,199
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,886	1,560
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	5,856	5,314
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	19,533	16,941
Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]	17,188	14,204
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	9,840	8,138
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	89	73
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	22,812	20,532
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	42,139	34,792
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	52	43
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	3,794	3,269
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,576	1,365
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	6,729	5,994
Intermediate Bond Fund of America — Page 2 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	USD419	$347
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	9,142	7,910
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	4,489	3,905
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	10,372	9,288
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	4,412	3,956
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	2,909	2,587
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,277	1,147
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	28,651	25,053
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	16,323	14,094
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	14,892	12,859
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	14,598	12,583
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	7,124	6,151
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	6,224	5,370
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	5,608	4,846
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	5,607	4,843
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	4,828	4,190
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	6,637	6,011
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,266	1,135
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	13,482	12,053
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	2,968	2,640
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	43,520	35,933
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	23,997	19,803
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	6,279	5,221
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	1,713	1,478
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	5,089	4,606
Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]	51	49
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	841	862
Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]	296	297
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	178,491	168,736
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	494	501
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	6,078	6,261
Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]	4,873	4,991
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	98,677	99,870
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	13,492	12,413
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]	1,450	1,414
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	9,287	8,545
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	5,901	5,459
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	10,903	9,396
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	2,993	2,619
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	3,513	3,416
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	89	95
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	167	180
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	35	36
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.538% 5/25/2024[1,3]	1,494	1,461
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[1,3]	2,776	2,695
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.563% 11/25/2024[1,3]	1,507	1,453
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[1,3]	8,649	8,152
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.961% 9/25/2027[1,3]	10,198	9,648
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]	123	108
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]	409	353
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,242	1,198
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]	27	26
Intermediate Bond Fund of America — Page 3 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	USD78	$74
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,438	2,101
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]	51,553	44,470
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]	47,854	41,160
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	4,253	3,655
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	59,503	51,142
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	92,724	79,638
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	8,436	7,256
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,385	1,187
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	20,172	17,263
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	6,252	5,348
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	26,167	22,372
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	1,781	1,522
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	31	30
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	389	368
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	556	526
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	434	409
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	422	397
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]	893	874
Freddie Mac Pool #760013 3.208% 4/1/2045[1,3]	511	503
Freddie Mac Pool #760014 2.731% 8/1/2045[1,3]	1,528	1,468
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	5,481	5,141
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	2,027	1,901
Freddie Mac Pool #760015 2.573% 1/1/2047[1,3]	2,508	2,403
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	702	654
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	816	760
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,015	949
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	776	725
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	750	701
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	690	642
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	550	516
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	492	462
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	446	417
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	283	266
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	241	226
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	201	189
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	7,132	6,892
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	226	210
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	716	691
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	627	606
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	304	294
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	383	358
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	238	223
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	195	182
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	997	963
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,470	1,454
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	816	807
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	560	551
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,626	2,467
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	23,135	21,537
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	684	643
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	5,539	5,226
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	5,353	5,051
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	4,838	4,372
Intermediate Bond Fund of America — Page 4 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]	USD10,209	$9,162
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	4,572	3,965
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	33,798	27,963
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]	9,254	7,711
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	307	254
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	512	422
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	55,532	45,982
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	3,737	3,219
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	15,681	13,598
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]	6,299	5,427
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	112,202	100,738
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	13,119	11,674
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	4,854	4,025
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	4,251	3,682
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,210	3,643
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	12,582	10,845
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,975	2,574
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	26,804	24,232
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	10,572	9,874
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	1,161	1,069
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	58,962	52,904
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	6,796	5,875
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	802	738
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	80	76
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	10,436	10,127
Freddie Mac Pool #QE6084 5.00% 7/1/2052[1]	1,941	1,915
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	64,105	60,601
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	67,579	66,699
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	195	197
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	99,442	99,425
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]	— [2]	— [2]
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,832
Freddie Mac, Series T041, Class 3A, 4.31% 7/25/2032[1,3]	124	119
Freddie Mac, Series 4582, Class GA, 3.75% 3/15/2052[1,3]	81	81
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 7/25/2023[1,3]	728	725
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 7/25/2023[1]	1,367	1,360
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[1]	1,452	1,434
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 3/25/2024[1]	4,946	4,863
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 4/25/2024[1]	5,678	5,555
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	4,500	4,379
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 10/25/2024[1]	5,336	5,189
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 12/25/2024[1]	2,310	2,228
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 12/25/2024[1]	6,000	5,817
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	1,232	1,190
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[1,3]	39,512	38,473
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]	23,029	22,337
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]	40,633	39,050
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]	30,581	29,912
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	62,941	61,109
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[1]	40,059	38,712
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 9/25/2025[1]	630	612
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	3,000	2,901
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]	1,575	1,518
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[1]	6,250	5,984
Intermediate Bond Fund of America — Page 5 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[1]	USD11,275	$10,902
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[1]	3,697	3,525
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]	4,750	4,507
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[1]	1,500	1,423
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1]	7,500	7,231
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[1,3]	3,500	3,362
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	5,500	5,283
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	1,500	1,457
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 6/25/2028[1]	3,250	3,196
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[1,3]	3,000	2,951
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	3,000	2,953
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	7,250	7,178
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[1,3]	10,180	9,912
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	8,252	7,969
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]	10,000	9,579
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	2,113	1,885
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	73,048	73,457
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	10,716	9,230
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	4,990	4,266
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	3,000	2,569
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	2,536	2,184
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]	1,005	963
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	1,558	1,489
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]	16,000	15,331
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[1]	10,000	9,588
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]	3,000	2,977
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	52	45
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]	349	312
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	218	195
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]	80	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	5,916	5,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,525	4,909
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,118	1,008
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	6,082	5,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	5,973	5,575
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,925	5,187
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	5,796	5,285
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	3,007	2,738
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	19,778	18,764
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	7,480	6,772
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	7,853	7,106
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,994	2,834
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,687	2,431
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	2,283	2,068
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	633	599
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	4,256	3,934
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	984	941
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	13,073	12,496
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	31,159	28,898
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	18,412	17,052
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]	10,000	8,590
Government National Mortgage Assn. 2.00% 6/1/2053[1,4]	53,972	45,767
Government National Mortgage Assn. 2.50% 6/1/2053[1,4]	34,847	30,494
Government National Mortgage Assn. 3.00% 6/1/2053[1,4]	80,489	72,458
Intermediate Bond Fund of America — Page 6 of 42

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 6/1/2053[1,4]	USD67,810	$62,912
Government National Mortgage Assn. 4.00% 6/1/2053[1,4]	5,777	5,491
Government National Mortgage Assn. 4.50% 6/1/2053[1,4]	20,432	19,855
Government National Mortgage Assn. 5.50% 6/1/2053[1,4]	118,296	118,231
Government National Mortgage Assn. 4.00% 7/1/2053[1,4]	1,372	1,299
Government National Mortgage Assn. 4.50% 7/1/2053[1,4]	17,512	17,025
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]	7	7
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	23,471	22,635
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	3	3
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	5	5
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]	425	414
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	10,355	8,099
Uniform Mortgage-Backed Security 2.00% 6/1/2038[1,4]	9,550	8,558
Uniform Mortgage-Backed Security 2.50% 6/1/2038[1,4]	10,587	9,745
Uniform Mortgage-Backed Security 3.00% 6/1/2038[1,4]	1,021	963
Uniform Mortgage-Backed Security 4.00% 6/1/2038[1,4]	8,000	7,776
Uniform Mortgage-Backed Security 2.50% 7/1/2038[1,4]	8,413	7,755
Uniform Mortgage-Backed Security 3.00% 7/1/2038[1,4]	400	377
Uniform Mortgage-Backed Security 2.00% 6/1/2053[1,4]	99,901	82,158
Uniform Mortgage-Backed Security 2.50% 6/1/2053[1,4]	7,674	6,562
Uniform Mortgage-Backed Security 3.00% 6/1/2053[1,4]	60,450	53,667
Uniform Mortgage-Backed Security 3.50% 6/1/2053[1,4]	65,697	60,366
Uniform Mortgage-Backed Security 4.00% 6/1/2053[1,4]	29,192	27,582
Uniform Mortgage-Backed Security 4.50% 6/1/2053[1,4]	200,095	193,823
Uniform Mortgage-Backed Security 5.00% 6/1/2053[1,4]	321,920	317,135
Uniform Mortgage-Backed Security 5.50% 6/1/2053[1,4]	475,947	475,686
Uniform Mortgage-Backed Security 6.00% 6/1/2053[1,4]	269,281	272,458
Uniform Mortgage-Backed Security 6.50% 6/1/2053[1,4]	349,271	357,539
Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,4]	5,200	4,283
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,4]	115,965	99,288
Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,4]	1,300	1,155
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,4]	67,092	61,707
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,4]	27,736	26,223
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,4]	315,023	305,296
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,4]	353,584	348,384
Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]	429,797	429,495
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,4]	1,032,861	1,044,884
Uniform Mortgage-Backed Security 6.50% 7/1/2053[1,4]	20,491	20,963
Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,4]	9,770	9,877
		7,441,335
Collateralized mortgage-backed obligations (privately originated) 4.19%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 8/27/2046[1,3,5]	428	386
Argent Securities, Inc., Series 2005-W2, Class M1, 5.873% 10/25/2035[1,3]	1,503	1,462
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	12,294	9,996
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	4,390	4,155
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	1,585	1,456
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	13,910	12,777
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]	16,845	15,157
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	6,781	6,126
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	4,823	4,563
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	9,009	8,015
Intermediate Bond Fund of America — Page 7 of 42

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]	USD2,529	$2,387
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]	1,229	1,193
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]	16,500	16,098
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	16,088	14,522
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]	1,169	1,094
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,3,5]	4,507	4,358
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,5]	17,947	16,876
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,5]	527	486
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]	10,486	10,078
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,5]	58,445	55,413
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,5]	5,103	4,942
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	2,550	2,378
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 7/25/2049[1,3,5]	269	242
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]	3,593	3,522
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	41,509	38,857
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	1,899	1,727
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]	10,000	8,975
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,5,6]	10,319	10,342
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[1,5]	105	103
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,872	1,583
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.538% 1/25/2024[1,3]	9,486	9,654
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.738% 5/25/2024[1,3]	4,558	4,583
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 10.038% 11/25/2024[1,3]	1,237	1,289
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.723% 10/25/2041[1,3,5]	1,006	1,002
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.373% 12/25/2042[1,3,5]	10,083	10,161
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	4,096	3,684
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]	4,799	4,435
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]	1,519	1,444
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]	1,925	1,651
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]	12,828	12,540
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	68	68
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	72	75
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	95	92
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	100	98
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	10,389	11,193
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	14,063	14,430
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	2,035	2,122
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	2,292	2,270
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	2,019	1,645
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,5]	23,262	18,955
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]	17,114	14,500
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, (1-month USD-LIBOR + 4.55%) 9.688% 10/25/2024[1,3]	44	45
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.838% 4/25/2028[1,3]	1,621	1,699
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.688% 7/25/2028[1,3]	11,406	12,133
Intermediate Bond Fund of America — Page 8 of 42

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 9.788% 10/25/2028[1,3]	USD612	$641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (30-day Average USD-SOFR + 0.75%) 5.723% 10/25/2033[1,3,5]	1,148	1,141
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.773% 10/25/2041[1,3,5]	4,792	4,772
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.273% 2/25/2042[1,3,5]	2,031	2,020
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.973% 4/25/2042[1,3,5]	726	730
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.173% 5/25/2042[1,3,5]	1,992	2,009
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.923% 6/25/2042[1,3,5]	4,212	4,283
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.123% 9/25/2042[1,3,5]	2,018	2,035
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.988% 2/25/2050[1,3,5]	1,278	1,284
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.238% 6/27/2050[1,3,5]	5,265	5,654
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.138% 8/25/2050[1,3,5]	1,147	1,271
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.43% 10/25/2050[1,3,5]	1,773	1,802
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	29,288	24,869
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 1/25/2051[1,3,5]	1,992	1,717
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,5]	53,386	43,501
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	17,466	15,459
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]	21,260	20,146
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]	2,620	2,397
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,5]	6,772	5,874
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,5]	3,304	2,692
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,6]	27,494	27,962
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,6]	20,672	20,566
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 8/25/2047[1,3,5]	2,629	2,393
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,3,5]	1,241	1,109
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[1,3,5]	56	52
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,3,5]	12,414	12,398
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,5]	11,958	11,910
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,5,6]	9,183	9,125
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	20,752	20,119
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,5]	18,543	17,450
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	13,625	12,813
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.988% 11/25/2055[1,3,5]	48,178	47,595
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[1,3,5]	1,474	1,354
Mill City Mortgage Trust, Series 15-1, Class M3, 3.728% 6/25/2056[1,3,5]	1,448	1,402
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]	3,850	3,676
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,5]	2,151	2,060
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]	299	283
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]	2,266	2,134
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]	45	44
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]	233	225
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]	6,332	6,040
Intermediate Bond Fund of America — Page 9 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]	USD704	$656
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]	1,377	1,307
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]	44	41
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]	1,831	1,752
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]	1,653	1,616
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]	2,707	2,527
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]	4,146	3,884
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.888% 5/25/2055[1,3,5]	51,746	51,335
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 6.038% 5/25/2055[1,3,5]	3,207	3,180
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,5]	15,868	12,930
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 5.888% 2/25/2060[1,3,5]	4,759	4,410
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,6]	10,900	10,989
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,6]	3,170	3,185
Onslow Bay Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,5,6]	12,079	12,068
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	22,020	18,434
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,5]	3,560	3,389
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,5]	3,920	3,666
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,608	1,478
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	12,273	11,776
Towd Point Mortgage Trust, Series 2016-1, Class B1, 3.993% 2/25/2055[1,3,5]	7,070	6,783
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	3,405	3,320
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.516% 8/25/2055[1,3,5]	5,800	5,074
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]	4,905	4,626
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,5]	606	596
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[1,3,5]	91	90
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,5]	3,000	2,895
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,5]	3,615	3,441
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.738% 2/25/2057[1,3,5]	706	705
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[1,3,5]	94	93
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]	7,350	7,006
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]	1,018	968
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]	5,575	4,899
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.543% 6/25/2057[1,3,5]	2,600	2,173
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]	912	888
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]	6,209	5,877
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]	1,500	1,432
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]	7,835	7,198
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]	88	86
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	6,497	6,228
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]	4,819	4,575
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]	2,698	2,575
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]	5,935	5,022
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 6.138% 5/25/2058[1,3,5]	3,234	3,223
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]	8,505	7,879
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]	504	486
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]	5,000	4,438
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[1,3,5]	3,925	3,725
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]	4,785	4,198
Intermediate Bond Fund of America — Page 10 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	USD9,600	$8,443
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]	21,801	20,351
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]	3,629	3,099
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	22,756	20,473
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,5]	503	485
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,6]	7,090	7,087
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	2,259	2,251
		1,045,355
Commercial mortgage-backed securities 3.90%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[1,3]	3,412	3,412
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]	3,500	3,224
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,5]	1,500	1,299
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	3,750	3,585
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.746% 10/15/2032[1,3]	2,000	2,099
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]	2,476	2,345
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,3]	12,870	13,346
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	2,157	1,820
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	10,896	10,172
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	2,202	1,814
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	11,000	8,955
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]	1,000	828
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.445% 5/15/2055[1,3]	7,928	7,403
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]	2,895	2,741
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.751% 11/15/2055[1,3]	4,522	4,735
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	1,650	1,441
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.829% 5/15/2039[1,3,5]	18,453	18,272
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.957% 4/15/2037[1,3,5]	32,015	31,088
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.174% 6/15/2027[1,3,5]	27,203	27,094
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.696% 9/15/2034[1,3,5]	40,644	39,215
BX Trust, Series 2018-GW, Class A, (1-month USD-LIBOR + 0.80%) 5.907% 5/15/2035[1,3,5]	1,684	1,660
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.807% 9/15/2036[1,3,5]	50,563	48,928
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.057% 9/15/2036[1,3,5]	5,089	4,883
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.007% 10/15/2036[1,3,5]	47,790	46,287
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.55% 4/15/2037[1,3,5]	14,580	14,406
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.777% 6/15/2038[1,3,5]	30,055	29,149
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.977% 6/15/2038[1,3,5]	5,935	5,738
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.207% 6/15/2038[1,3,5]	2,978	2,852
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.957% 11/15/2038[1,3,5]	22,909	22,230
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.049% 2/15/2039[1,3,5]	18,217	17,708
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.51% 8/15/2039[1,3,5]	8,867	8,856
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]	8,755	7,906
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	8,609	7,908
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,3,5]	67,170	68,343
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,500	1,387
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[1]	1,600	1,552
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	5,000	4,577
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	12,113	11,521
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,5]	514	476
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[1,5]	1,055	924
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[1,3]	13,000	12,786
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]	1,921	1,882
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[1]	2,500	2,424
Intermediate Bond Fund of America — Page 11 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	USD3,000	$2,861
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]	1,821	1,753
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	5,975	5,503
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	3,609	3,492
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.098% 8/10/2050[1,3]	1,000	989
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	851	790
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.557% 11/18/2048[1,3]	138	123
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,375	2,198
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	3,000	2,623
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,760	2,635
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	150	138
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[1,3,5]	482	461
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,5,6]	4,868	4,844
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.187% 7/15/2038[1,3,5]	17,497	17,146
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.487% 7/15/2038[1,3,5]	2,799	2,728
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	15,804	16,029
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	1,630	1,547
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]	6,935	5,451
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.79% 8/15/2024[1,3,5]	6,582	6,534
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.027% 7/15/2025[1,3,5]	11,435	11,272
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 11/10/2046[1]	13,700	13,636
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	2,772	2,679
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,581	2,411
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,809	1,499
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 6.257% 5/17/2038[1,3,5]	29,000	28,616
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]	795	745
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[1,3]	5,000	4,855
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]	4,313	4,231
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	5,333	4,954
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	14,140	11,678
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	1,735	1,406
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,5]	16,514	13,177
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[1,3]	159	153
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.093% 12/15/2047[1,3]	1,750	1,584
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]	19,418	16,819
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.908% 4/15/2038[1,3,5]	18,624	18,203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 8/15/2046[1,3]	8,085	8,045
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[1,3]	12,000	11,917
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[1]	4,000	3,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[1]	715	704
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[1]	512	500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	3,000	2,908
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	1,500	1,428
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	14,000	13,328
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	1,000	939
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	400	373
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.595% 3/15/2049[1,3]	138	122
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	11,718	10,826
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]	1,164	1,025
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.684% 7/15/2036[1,3,5]	12,480	12,056
Intermediate Bond Fund of America — Page 12 of 42

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.838% 11/15/2038[1,3,5]	USD37,502	$36,284
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.059% 1/15/2039[1,3,5]	38,092	37,003
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	800	764
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]	8,750	8,346
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	3,000	2,865
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]	2,779	2,637
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.081% 5/15/2048[1,3]	138	125
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	4,000	3,812
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	9,455	8,767
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]	4,000	3,886
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	11,000	10,594
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]	1,000	774
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[1,3]	2,250	2,102
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	8,400	8,025
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.551% 9/15/2058[1,3]	1,690	1,527
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,000	943
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	5,000	4,584
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[1]	775	773
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.415% 9/15/2046[1]	6,500	6,454
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.983% 9/15/2046[1,3]	3,250	3,170
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]	4,900	4,739
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]	1,500	1,442
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]	10,309	9,964
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.848% 11/15/2027[1,3,5]	19,755	19,803
		972,537
Total mortgage-backed obligations		9,459,227
U.S. Treasury bonds & notes 23.82% U.S. Treasury 19.26%
U.S. Treasury 0.50% 11/30/2023	213,000	208,004
U.S. Treasury 0.875% 1/31/2024	1,000	971
U.S. Treasury 2.25% 3/31/2024	9,341	9,114
U.S. Treasury 2.50% 5/15/2024	90,700	88,386
U.S. Treasury 2.50% 5/31/2024	117,800	114,708
U.S. Treasury 0.375% 7/15/2024	60,000	56,979
U.S. Treasury 3.00% 7/31/2024	7,500	7,328
U.S. Treasury 3.25% 8/31/2024	169,989	166,476
U.S. Treasury 4.25% 9/30/2024	8,916	8,843
U.S. Treasury 4.375% 10/31/2024	35,201	34,984
U.S. Treasury 4.25% 12/31/2024	163,000	161,834
U.S. Treasury 4.125% 1/31/2025	214,099	212,293
U.S. Treasury 4.625% 2/28/2025	964,915	965,617
U.S. Treasury 3.875% 3/31/2025	105,824	104,617
U.S. Treasury 3.875% 4/30/2025	20,000	19,785
U.S. Treasury 4.25% 5/31/2025	102,709	102,434
U.S. Treasury 3.125% 8/15/2025	26,000	25,358
U.S. Treasury 3.50% 9/15/2025	11,938	11,742
U.S. Treasury 3.00% 9/30/2025	15,033	14,618
U.S. Treasury 4.25% 10/15/2025	11,731	11,732
U.S. Treasury 3.00% 10/31/2025	5,076	4,936
U.S. Treasury 4.50% 11/15/2025	3,199	3,221
Intermediate Bond Fund of America — Page 13 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 1/15/2026	USD151,051	$150,011
U.S. Treasury 4.00% 2/15/2026	209,238	208,569
U.S. Treasury 0.75% 4/30/2026	67,750	61,655
U.S. Treasury 3.625% 5/15/2026	30,353	30,003
U.S. Treasury 0.875% 6/30/2026	4,049	3,689
U.S. Treasury 0.75% 8/31/2026	14,981	13,511
U.S. Treasury 0.875% 9/30/2026	12,691	11,481
U.S. Treasury 1.50% 1/31/2027	19,000	17,429
U.S. Treasury 2.375% 5/15/2027	500	472
U.S. Treasury 3.25% 6/30/2027	4,317	4,213
U.S. Treasury 2.75% 7/31/2027	129,000	123,402
U.S. Treasury 4.125% 9/30/2027[7]	221,792	224,016
U.S. Treasury 4.125% 10/31/2027	30,000	30,317
U.S. Treasury 3.875% 11/30/2027	53,000	53,096
U.S. Treasury 3.875% 12/31/2027	150,000	150,266
U.S. Treasury 4.00% 2/29/2028	42,816	43,199
U.S. Treasury 3.625% 3/31/2028	10,992	10,909
U.S. Treasury 1.25% 5/31/2028	4,300	3,806
U.S. Treasury 3.625% 5/31/2028	227,705	226,451
U.S. Treasury 1.25% 6/30/2028[7]	16,000	14,132
U.S. Treasury 1.00% 7/31/2028	11,220	9,763
U.S. Treasury 1.125% 8/31/2028	18,000	15,735
U.S. Treasury 1.375% 10/31/2028	84,750	74,817
U.S. Treasury 1.50% 11/30/2028	1,230	1,092
U.S. Treasury 1.375% 12/31/2028	4,599	4,049
U.S. Treasury 2.875% 4/30/2029	10,000	9,530
U.S. Treasury 3.875% 9/30/2029	1,472	1,482
U.S. Treasury 3.875% 12/31/2029[7]	732,352	738,088
U.S. Treasury 4.00% 2/28/2030	73,321	74,496
U.S. Treasury 0.625% 5/15/2030	15,000	12,197
U.S. Treasury 1.625% 5/15/2031	20,000	17,245
U.S. Treasury 1.25% 8/15/2031	3,000	2,497
U.S. Treasury 1.875% 2/15/2032	10,000	8,690
U.S. Treasury 2.875% 5/15/2032	23,343	21,965
U.S. Treasury 4.125% 11/15/2032	1,188	1,232
U.S. Treasury 3.50% 2/15/2033	6,019	5,947
U.S. Treasury 3.375% 5/15/2033	85,330	83,490
U.S. Treasury 4.50% 8/15/2039[7]	3,781	4,106
U.S. Treasury 1.875% 2/15/2041[7]	1,455	1,061
U.S. Treasury 2.25% 5/15/2041[7]	355	274
U.S. Treasury 3.875% 5/15/2043[7]	3,240	3,180
U.S. Treasury 1.875% 2/15/2051[7]	1,156	764
U.S. Treasury 2.375% 5/15/2051[7]	662	491
U.S. Treasury 4.00% 11/15/2052[7]	71	73
U.S. Treasury 3.625% 2/15/2053[7]	1,716	1,647
		4,808,518
U.S. Treasury inflation-protected securities 4.56%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]	140,057	136,669
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[8]	213,655	207,417
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]	99,440	95,808
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[8]	230,049	217,798
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]	41,902	39,240
Intermediate Bond Fund of America — Page 14 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]	USD142,360	$142,092
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7,8]	197,093	177,650
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[8]	1,502	1,622
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]	140,424	119,610
		1,137,906
Total U.S. Treasury bonds & notes		5,946,424
Corporate bonds, notes & loans 19.65% Financials 6.96%
AerCap Ireland Capital DAC 1.15% 10/29/2023	1,800	1,765
AerCap Ireland Capital DAC 1.65% 10/29/2024	1,250	1,174
AerCap Ireland Capital DAC 2.45% 10/29/2026	13,813	12,325
AerCap Ireland Capital DAC 5.75% 6/6/2028	4,339	4,305
AerCap Ireland Capital DAC 3.00% 10/29/2028	6,552	5,684
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]	15,000	15,370
American Express Co. 4.90% 2/13/2026	20,098	20,088
American Express Co. 1.65% 11/4/2026	18,400	16,503
American Express Co. 2.55% 3/4/2027	199	183
American Express Co. 4.05% 5/3/2029	5,308	5,108
Aon Corp. 2.85% 5/28/2027	10,775	9,987
Aon Corp. 5.35% 2/28/2033	4,012	4,076
Banco Santander, SA 2.746% 5/28/2025	3,000	2,807
Banco Santander, SA 5.147% 8/18/2025	4,000	3,950
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[6]	14,450	14,053
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[6]	845	810
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132 % on 10/22/2024)[6]	11,092	10,586
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	28,750	26,962
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	1,900	1,744
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]	10,000	9,896
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	42,896	42,598
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	12,000	10,707
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	775	702
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	18,381	17,784
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[6]	32,212	33,344
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	60,565	60,397
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	600	514
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]	7,018	6,867
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	6,725	6,686
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	10,800	10,764
Bank of New York Mellon Corp. 1.60% 4/24/2025	28,000	26,324
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	600	619
Barclays Bank PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]	6,535	6,602
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032	462	410
BNP Paribas SA 2.219% 6/9/2026 (USD-SOFR + 2.074% on 6/9/2025)[5,6]	13,780	12,797
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[5,6]	775	687
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	2,945	2,652
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[5,6]	8,130	6,986
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	6,550	5,510
BPCE 5.15% 7/21/2024[5]	7,545	7,388
BPCE 1.625% 1/14/2025[5]	12,000	11,259
Intermediate Bond Fund of America — Page 15 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE 1.00% 1/20/2026[5]	USD24,000	$21,496
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	20,000	19,992
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[5,6]	1,486	1,153
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	3,475	3,479
Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	350	351
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[6]	13,941	13,302
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	1,510	1,421
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	7,453	7,148
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	700	624
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	8,784	8,144
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[6]	432	425
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	4,979	4,173
Corebridge Financial, Inc. 3.50% 4/4/2025	8,458	8,079
Corebridge Financial, Inc. 3.65% 4/5/2027	32,226	30,197
Corebridge Financial, Inc. 3.85% 4/5/2029	454	410
Corebridge Financial, Inc. 3.90% 4/5/2032	281	244
Crédit Agricole SA 4.375% 3/17/2025[5]	3,025	2,929
Credit Suisse AG 7.95% 1/9/2025	15,000	15,248
Credit Suisse AG 7.50% 2/15/2028	10,400	11,029
Credit Suisse Group AG 3.80% 6/9/2023	10,000	9,993
Danske Bank AS 3.875% 9/12/2023[5]	15,000	14,893
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,6]	7,500	7,513
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	928	799
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	12,319	10,721
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	4,395	4,417
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]	3,150	2,884
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]	6,500	5,843
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,6]	15,850	15,799
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	12,150	10,788
Fidelity National Information Services, Inc. 1.15% 3/1/2026	9,760	8,751
Fiserv, Inc. 3.20% 7/1/2026	49,500	46,763
Fiserv, Inc. 2.65% 6/1/2030	258	222
Global Payments, Inc. 2.90% 5/15/2030	1,344	1,134
Goldman Sachs Group, Inc. 0.657% 9/10/2024 (USD-SOFR + 0.505% on 9/10/2023)[6]	1,205	1,187
Goldman Sachs Group, Inc. 5.70% 11/1/2024	19,175	19,229
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]	11,700	11,371
Goldman Sachs Group, Inc. 3.50% 4/1/2025	1,433	1,384
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[6]	15,500	13,861
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	29,047	26,108
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	6,657	5,932
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	9,667	8,770
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	575	543
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]	9,842	9,569
Goldman Sachs Group, Inc. 2.60% 2/7/2030	11,061	9,486
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	5,000	3,953
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	4,466	3,687
Guardian Life Global Funding 2.90% 5/6/2024[5]	21,285	20,753
Guardian Life Global Funding 0.875% 12/10/2025[5]	14,800	13,239
Guardian Life Global Funding 1.25% 11/19/2027[5]	925	790
HSBC Holdings PLC 0.732% 8/17/2024 (USD-SOFR + 0.534% on 8/17/2023)[6]	1,285	1,269
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	2,950	2,810
Intermediate Bond Fund of America — Page 16 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	USD12,300	$11,897
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[6]	1,683	1,494
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	13,875	13,463
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]	465	474
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	1,655	1,397
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[6]	14,208	11,445
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	200	162
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	1,000	806
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]	15,290	15,737
Intercontinental Exchange, Inc. 4.00% 9/15/2027	775	762
Intercontinental Exchange, Inc. 4.35% 6/15/2029	615	606
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]	15,000	14,400
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,179	5,598
JPMorgan Chase & Co. 1.514% 6/1/2024 (USD-SOFR + 1.455% on 6/1/2023)[6]	20,334	20,338
JPMorgan Chase & Co. 0.563% 2/16/2025 (USD-SOFR + 0.375% on 2/16/2024)[6]	1,461	1,408
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[6]	975	927
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[6]	1,900	1,789
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	41,750	39,909
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	2,000	1,877
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]	2,575	2,579
JPMorgan Chase & Co. 2.595% 2/24/2026 (USD-SOFR + 0.915% on 2/24/2025)[6]	12,000	11,429
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	9,641	9,076
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	20,000	18,815
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	10,000	9,792
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	1,000	895
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	15,363	13,809
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	1,287	1,192
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	5,165	5,141
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[6]	5,000	4,661
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]	295	255
JPMorgan Chase & Co. 1.764% 11/19/2031 (USD-SOFR + 1.05% on 11/19/2030)[6]	775	612
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	5,219	5,287
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	200	202
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	15,025	13,430
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	3,000	3,027
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	160	132
Mastercard, Inc. 4.875% 3/9/2028	6,910	7,090
Metropolitan Life Global Funding I 0.40% 1/7/2024[5]	950	922
Metropolitan Life Global Funding I 0.70% 9/27/2024[5]	934	875
Metropolitan Life Global Funding I 0.95% 7/2/2025[5]	31,676	28,977
Metropolitan Life Global Funding I 3.45% 12/18/2026[5]	1,650	1,559
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]	12,650	11,325
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]	9,400	9,203
Metropolitan Life Global Funding I 5.05% 1/6/2028[5]	10,000	10,054
Morgan Stanley (USD-SOFR + 0.455%) 5.08% 1/25/2024[3]	2,838	2,836
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[6]	16,965	16,084
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	2,414	2,329
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	880	822
Morgan Stanley 3.875% 1/27/2026	7,200	7,013
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[6]	7,150	6,799
Intermediate Bond Fund of America — Page 17 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[6]	USD3,508	$3,314
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	11,054	10,936
Morgan Stanley 3.125% 7/27/2026	770	727
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	1,000	894
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	10,000	8,998
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	1,270	1,132
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	9,044	8,725
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	34,889	34,734
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	27,104	27,036
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	17,500	13,620
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	3,537	2,824
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]	9,332	9,272
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]	20,000	17,715
New York Life Global Funding 2.875% 4/10/2024[5]	10,430	10,200
New York Life Global Funding 0.90% 10/29/2024[5]	1,000	945
New York Life Global Funding 2.00% 1/22/2025[5]	24,000	22,869
New York Life Global Funding 0.95% 6/24/2025[5]	3,368	3,099
New York Life Global Funding 0.85% 1/15/2026[5]	10,870	9,781
New York Life Global Funding 4.55% 1/28/2033[5]	1,347	1,313
Nordea Bank ABP 3.60% 6/6/2025[5]	20,000	19,296
Northwestern Mutual Global Funding 0.60% 3/25/2024[5]	1,350	1,299
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]	16,413	14,738
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	650	587
PNC Bank, National Association 3.30% 10/30/2024	1,110	1,074
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]	15,740	15,724
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]	800	790
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]	500	500
Progressive Corp. 2.50% 3/15/2027	852	791
Progressive Corp. 3.00% 3/15/2032	375	331
Royal Bank of Canada 4.875% 1/12/2026	15,000	14,931
Royal Bank of Canada 4.90% 1/12/2028	400	397
Royal Bank of Canada 5.00% 2/1/2033	4,682	4,621
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]	5,835	5,800
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	400	391
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	319	318
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/2024	17,700	17,123
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/2026	866	774
The Allstate Corp. 0.75% 12/15/2025	6,899	6,205
The Allstate Corp. 5.25% 3/30/2033	213	213
The Bank of Nova Scotia 4.75% 2/2/2026	12,000	11,924
The Charles Schwab Corp. 1.15% 5/13/2026	1,675	1,470
Toronto-Dominion Bank 5.156% 1/10/2028	11,770	11,803
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	10,000	9,687
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]	5,425	5,186
U.S. Bancorp 2.40% 7/30/2024	2,400	2,308
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]	20,750	20,640
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	500	483
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,6]	960	939
Visa, Inc. 0.75% 8/15/2027	500	440
Intermediate Bond Fund of America — Page 18 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 1.654% 6/2/2024 (USD-SOFR + 1.60% on 6/2/2023)[6]	USD125	$125
Wells Fargo & Company 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[6]	642	612
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]	40,324	38,545
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	18,673	18,182
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]	10,280	9,677
Wells Fargo & Company 3.00% 10/23/2026	4,510	4,210
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[6]	11,244	10,559
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	32,621	29,188
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	15,586	15,349
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]	5,000	4,828
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	1,225	1,227
Willis North America, Inc. 4.65% 6/15/2027	10,800	10,554
		1,735,962
Utilities 3.47%
AEP Transmission Co., LLC 3.10% 12/1/2026	7,000	6,631
Alabama Power Co. 3.75% 9/1/2027	5,000	4,836
Ameren Corp. 1.75% 3/15/2028	500	431
American Electric Power Company, Inc. 1.00% 11/1/2025	2,750	2,494
American Electric Power Company, Inc. 4.30% 12/1/2028	8,285	8,023
American Transmission Systems, Inc. 2.65% 1/15/2032[5]	5,125	4,257
Avangrid, Inc. 3.20% 4/15/2025	13,439	12,869
CenterPoint Energy Houston Electric, LLC 2.40% 9/1/2026	10,000	9,312
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,124
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,460	4,591
CMS Energy Corp. 3.00% 5/15/2026	16,339	15,488
CMS Energy Corp. 3.45% 8/15/2027	3,901	3,690
Commonwealth Edison Co. 2.55% 6/15/2026	8,078	7,579
Consumers Energy Co. 4.65% 3/1/2028	5,122	5,147
Consumers Energy Co. 3.80% 11/15/2028	9,225	8,843
Consumers Energy Co. 3.60% 8/15/2032	3,351	3,057
Consumers Energy Co. 4.625% 5/15/2033	5,039	4,972
Dominion Energy, Inc. 3.375% 4/1/2030	4,792	4,295
DTE Electric Co. 2.625% 3/1/2031	8,700	7,465
DTE Energy Company 1.90% 4/1/2028	1,000	887
DTE Energy Company 3.00% 3/1/2032	1,050	913
Duke Energy Carolinas, LLC 2.95% 12/1/2026	1,000	945
Duke Energy Corp. 4.50% 8/15/2032	350	331
Duke Energy Florida, LLC 2.50% 12/1/2029	248	217
Duke Energy Florida, LLC 1.75% 6/15/2030	21,619	17,666
Edison International 3.55% 11/15/2024	2,980	2,892
Edison International 4.95% 4/15/2025	4,429	4,367
Edison International 4.125% 3/15/2028	1,469	1,382
Edison International 5.25% 11/15/2028	11,700	11,543
Edison International 6.95% 11/15/2029	5,846	6,217
Électricité de France SA 5.70% 5/23/2028[5]	8,550	8,630
Électricité de France SA 6.25% 5/23/2033[5]	3,800	3,852
Emera US Finance, LP 0.833% 6/15/2024	550	519
Emera US Finance, LP 2.639% 6/15/2031	400	321
Enel Finance America, LLC 7.10% 10/14/2027[5]	750	799
Enel Finance International NV 1.875% 7/12/2028[5]	3,575	3,027
Entergy Corp. 0.90% 9/15/2025	6,025	5,445
Intermediate Bond Fund of America — Page 19 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 1.90% 6/15/2028	USD20,000	$17,225
Entergy Corp. 2.40% 6/15/2031	425	347
Entergy Louisiana, LLC 0.95% 10/1/2024	1,200	1,134
Entergy Louisiana, LLC 2.40% 10/1/2026	9,647	8,914
Entergy Louisiana, LLC 3.12% 9/1/2027	5,000	4,668
Eversource Energy 1.40% 8/15/2026	17,138	15,374
FirstEnergy Corp. 2.05% 3/1/2025	16,935	15,957
FirstEnergy Corp. 1.60% 1/15/2026	27,793	25,415
FirstEnergy Corp. 2.25% 9/1/2030	1,500	1,221
FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]	3,340	3,263
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	29,900	26,793
Florida Power & Light Company 2.85% 4/1/2025	3,250	3,141
Florida Power & Light Company 4.45% 5/15/2026	10,210	10,156
Florida Power & Light Company 5.05% 4/1/2028	750	767
Florida Power & Light Company 4.40% 5/15/2028	23,460	23,289
Florida Power & Light Company 2.45% 2/3/2032	500	419
Florida Power & Light Company 5.10% 4/1/2033	14,708	15,060
Florida Power & Light Company 4.80% 5/15/2033	455	455
Georgia Power Co. 4.65% 5/16/2028	14,700	14,553
Georgia Power Co. 4.95% 5/17/2033	400	395
Gulf Power Co. 3.30% 5/30/2027	528	506
Jersey Central Power & Light Co. 4.30% 1/15/2026[5]	19,979	19,527
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[5]	7,800	7,508
Monongahela Power Co. 3.55% 5/15/2027[5]	28,937	27,470
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,275	1,290
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	5,000	4,495
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	3,100	2,989
NiSource Inc. 5.40% 6/30/2033	300	301
Northern States Power Co. 2.25% 4/1/2031	795	670
Oncor Electric Delivery Co., LLC 2.75% 6/1/2024	2,550	2,480
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	24,275	21,973
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	320	314
Pacific Gas and Electric Co. 3.25% 6/15/2023	13,737	13,723
Pacific Gas and Electric Co. 1.70% 11/15/2023	7,070	6,926
Pacific Gas and Electric Co. 3.85% 11/15/2023	4,151	4,115
Pacific Gas and Electric Co. 3.75% 2/15/2024	933	917
Pacific Gas and Electric Co. 3.50% 6/15/2025	10,456	10,034
Pacific Gas and Electric Co. 3.30% 3/15/2027	25,114	23,000
Pacific Gas and Electric Co. 2.10% 8/1/2027	26,409	22,876
Pacific Gas and Electric Co. 3.30% 12/1/2027	10,250	9,153
Pacific Gas and Electric Co. 3.00% 6/15/2028	4,714	4,134
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,000	1,824
Pacific Gas and Electric Co. 2.50% 2/1/2031	33,374	26,331
Pacific Gas and Electric Co. 3.25% 6/1/2031	7,300	6,054
Progress Energy, Inc. 7.00% 10/30/2031	840	928
Public Service Company of Colorado 3.70% 6/15/2028	2,794	2,698
Public Service Company of Colorado 1.90% 1/15/2031	1,741	1,433
Public Service Company of Colorado 1.875% 6/15/2031	7,000	5,679
Public Service Electric and Gas Co. 3.00% 5/15/2025	3,734	3,604
Public Service Electric and Gas Co. 0.95% 3/15/2026	5,000	4,537
Public Service Electric and Gas Co. 2.25% 9/15/2026	7,177	6,633
Public Service Electric and Gas Co. 3.70% 5/1/2028	140	135
Public Service Electric and Gas Co. 3.10% 3/15/2032	925	819
Southern California Edison Co. 1.10% 4/1/2024	18,963	18,276
Intermediate Bond Fund of America — Page 20 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 0.975% 8/1/2024	USD8,073	$7,664
Southern California Edison Co. 1.20% 2/1/2026	20,000	18,049
Southern California Edison Co. 4.90% 6/1/2026	630	626
Southern California Edison Co. 4.70% 6/1/2027	29,011	28,877
Southern California Edison Co. 5.85% 11/1/2027	93	96
Southern California Edison Co. 3.65% 3/1/2028	10,000	9,467
Southern California Edison Co. 2.85% 8/1/2029	22,674	20,110
Southern California Edison Co. 2.25% 6/1/2030	1,565	1,319
Southern California Edison Co. 2.50% 6/1/2031	6,563	5,510
Southern California Edison Co. 2.75% 2/1/2032	14,385	12,166
Southern California Gas Company 2.55% 2/1/2030	4,500	3,906
Southwestern Electric Power Co. 1.65% 3/15/2026	13,068	11,880
The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[5]	4,975	4,651
The Cleveland Electric Illuminating Co. 4.55% 11/15/2030[5]	7,150	6,847
The Connecticut Light and Power Co. 0.75% 12/1/2025	13,912	12,529
Virginia Electric & Power 2.95% 11/15/2026	11,937	11,194
Virginia Electric & Power 2.875% 7/15/2029	2,897	2,600
Virginia Electric & Power 2.40% 3/30/2032	499	411
WEC Energy Group, Inc. 0.55% 9/15/2023	20,000	19,701
WEC Energy Group, Inc. 5.15% 10/1/2027	16,650	16,796
WEC Energy Group, Inc. 2.20% 12/15/2028	16,325	14,198
Wisconsin Electric Power Co. 1.70% 6/15/2028	1,800	1,569
Wisconsin Power and Light Co. 1.95% 9/16/2031	100	80
Xcel Energy, Inc. 3.35% 12/1/2026	11,539	10,982
Xcel Energy, Inc. 1.75% 3/15/2027	715	641
Xcel Energy, Inc. 2.60% 12/1/2029	5,612	4,885
Xcel Energy, Inc. 2.35% 11/15/2031	2,858	2,321
		866,030
Health care 2.53%
AbbVie, Inc. 2.60% 11/21/2024	15,428	14,860
AbbVie, Inc. 3.80% 3/15/2025	22,690	22,204
AbbVie, Inc. 2.95% 11/21/2026	1,609	1,518
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,155
AmerisourceBergen Corp. 2.70% 3/15/2031	500	428
Amgen, Inc. 5.25% 3/2/2025	10,000	10,032
Amgen, Inc. 5.507% 3/2/2026	6,228	6,230
Amgen, Inc. 5.15% 3/2/2028	11,195	11,292
Amgen, Inc. 3.00% 2/22/2029	16,721	15,221
Amgen, Inc. 4.05% 8/18/2029	26,300	25,073
Amgen, Inc. 5.25% 3/2/2030	20,869	21,039
Amgen, Inc. 2.00% 1/15/2032	634	503
Amgen, Inc. 5.25% 3/2/2033	373	374
AstraZeneca Finance, LLC 0.70% 5/28/2024	1,300	1,242
AstraZeneca Finance, LLC 1.20% 5/28/2026	35,256	31,933
AstraZeneca Finance, LLC 4.875% 3/3/2028	650	659
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	4,917
AstraZeneca PLC 3.50% 8/17/2023	15,420	15,355
AstraZeneca PLC 0.70% 4/8/2026	17,903	16,123
Baxter International, Inc. 1.322% 11/29/2024	1,250	1,175
Baxter International, Inc. 1.915% 2/1/2027	1,000	892
Baxter International, Inc. 2.272% 12/1/2028	750	646
Boston Scientific Corp. 3.45% 3/1/2024	7,820	7,686
Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,614
Intermediate Bond Fund of America — Page 21 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 2.45% 7/15/2028	USD6,905	$5,939
Centene Corp. 2.50% 3/1/2031	8,370	6,706
Centene Corp. 2.625% 8/1/2031	3,290	2,639
CVS Health Corp. 3.625% 4/1/2027	5,440	5,205
CVS Health Corp. 1.30% 8/21/2027	20,000	17,271
CVS Health Corp. 5.00% 1/30/2029	7,977	7,988
CVS Health Corp. 3.25% 8/15/2029	1,705	1,543
CVS Health Corp. 5.125% 2/21/2030	10,500	10,471
CVS Health Corp. 5.25% 1/30/2031	7,380	7,415
CVS Health Corp. 1.875% 2/28/2031	3,295	2,633
CVS Health Corp. 5.25% 2/21/2033	251	252
CVS Health Corp. 5.30% 6/1/2033	279	280
Elevance Health, Inc. 2.375% 1/15/2025	33,250	31,780
Elevance Health, Inc. 4.90% 2/8/2026	6,009	5,980
Elevance Health, Inc. 4.10% 5/15/2032	9,244	8,700
Elevance Health, Inc. 4.75% 2/15/2033	3,001	2,943
Eli Lilly and Co. 2.75% 6/1/2025	3,857	3,724
Eli Lilly and Co. 5.00% 2/27/2026	13,845	13,885
Eli Lilly and Co. 3.375% 3/15/2029	206	196
Eli Lilly and Co. 4.70% 2/27/2033	8,215	8,370
EMD Finance, LLC 3.25% 3/19/2025[5]	32,412	31,266
GE HealthCare Technologies, Inc. 5.65% 11/15/2027[5]	20,500	20,926
GE HealthCare Technologies, Inc. 5.857% 3/15/2030[5]	500	515
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	3,025	2,964
HCA, Inc. 3.125% 3/15/2027[5]	20,875	19,329
HCA, Inc. 5.20% 6/1/2028	825	820
HCA, Inc. 3.375% 3/15/2029[5]	3,459	3,106
HCA, Inc. 2.375% 7/15/2031	3,023	2,429
Humana, Inc. 3.70% 3/23/2029	4,547	4,219
Johnson & Johnson 0.95% 9/1/2027	1,502	1,321
Laboratory Corporation of America Holdings 1.55% 6/1/2026	874	786
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	15,576	15,374
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	375	370
Merck & Co., Inc. 2.90% 3/7/2024	11,284	11,074
Merck & Co., Inc. 2.75% 2/10/2025	1,083	1,051
Merck & Co., Inc. 4.05% 5/17/2028	425	423
Merck & Co., Inc. 4.30% 5/17/2030	315	311
Novartis Capital Corp. 2.00% 2/14/2027	715	661
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	7,660	7,623
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	5,605	5,587
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	5,105	5,114
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,704	7,739
Pfizer, Inc. 2.95% 3/15/2024	225	221
Roche Holdings, Inc. 2.314% 3/10/2027[5]	1,000	926
Roche Holdings, Inc. 1.93% 12/13/2028[5]	1,200	1,054
Roche Holdings, Inc. 2.076% 12/13/2031[5]	800	668
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023	5,685	5,635
Takeda Pharmaceutical Co., Ltd. 4.40% 11/26/2023	9,600	9,537
The Cigna Group 4.125% 11/15/2025	35	34
The Cigna Group 1.25% 3/15/2026	13,034	11,790
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	600	612
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,364
UnitedHealth Group, Inc. 2.375% 8/15/2024	8,045	7,797
UnitedHealth Group, Inc. 5.15% 10/15/2025	11,610	11,766
Intermediate Bond Fund of America — Page 22 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 1.15% 5/15/2026	USD13,937	$12,697
UnitedHealth Group, Inc. 3.70% 5/15/2027	655	640
UnitedHealth Group, Inc. 5.25% 2/15/2028	700	721
UnitedHealth Group, Inc. 4.00% 5/15/2029	15,625	15,119
UnitedHealth Group, Inc. 2.00% 5/15/2030	15,760	13,385
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,957
Zoetis, Inc. 5.40% 11/14/2025	26,775	27,137
Zoetis, Inc. 5.60% 11/16/2032	150	158
		630,317
Communication services 1.45%
AT&T, Inc. 1.70% 3/25/2026	52,567	48,070
AT&T, Inc. 2.30% 6/1/2027	33,074	29,972
AT&T, Inc. 1.65% 2/1/2028	7,284	6,311
AT&T, Inc. 4.35% 3/1/2029	3,353	3,251
AT&T, Inc. 2.75% 6/1/2031	3,250	2,750
AT&T, Inc. 2.25% 2/1/2032	1,638	1,312
AT&T, Inc. 2.55% 12/1/2033	702	552
AT&T, Inc. 5.40% 2/15/2034	7,386	7,408
Charter Communications Operating, LLC 4.50% 2/1/2024	42,050	41,614
Charter Communications Operating, LLC 2.80% 4/1/2031	759	608
Charter Communications Operating, LLC 2.30% 2/1/2032	1,631	1,229
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	8,698
Comcast Corp. 2.65% 2/1/2030	1,476	1,302
Meta Platforms, Inc. 3.85% 8/15/2032	350	325
Netflix, Inc. 4.875% 4/15/2028	13,635	13,538
Netflix, Inc. 5.875% 11/15/2028	11,109	11,525
Netflix, Inc. 6.375% 5/15/2029	325	345
Netflix, Inc. 5.375% 11/15/2029[5]	3,880	3,911
Netflix, Inc. 4.875% 6/15/2030[5]	2,295	2,258
SBA Tower Trust 1.631% 11/15/2026[5]	13,740	11,997
Take-Two Interactive Software, Inc. 3.30% 3/28/2024	10,735	10,520
T-Mobile USA, Inc. 3.50% 4/15/2025	19,675	19,084
T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	6,814
T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	27,558
T-Mobile USA, Inc. 2.05% 2/15/2028	950	829
T-Mobile USA, Inc. 4.95% 3/15/2028	317	316
T-Mobile USA, Inc. 4.80% 7/15/2028	28,600	28,233
T-Mobile USA, Inc. 3.875% 4/15/2030	3,534	3,280
T-Mobile USA, Inc. 2.55% 2/15/2031	2,501	2,093
T-Mobile USA, Inc. 2.875% 2/15/2031	500	428
T-Mobile USA, Inc. 5.05% 7/15/2033	185	183
Verizon Communications, Inc. 1.75% 1/20/2031	12,530	9,900
Verizon Communications, Inc. 2.55% 3/21/2031	28,925	24,234
Verizon Communications, Inc. 2.355% 3/15/2032	690	557
Verizon Communications, Inc. 5.05% 5/9/2033	435	431
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,458	7,220
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	24,123	22,615
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	233	213
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	291	254
		361,738
Intermediate Bond Fund of America — Page 23 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 1.22%	Principal amount (000)	Value (000)
7-Eleven, Inc. 0.80% 2/10/2024[5]	USD1,180	$1,138
7-Eleven, Inc. 0.95% 2/10/2026[5]	12,127	10,923
7-Eleven, Inc. 1.30% 2/10/2028[5]	6,727	5,753
7-Eleven, Inc. 1.80% 2/10/2031[5]	20,977	16,632
Altria Group, Inc. 2.35% 5/6/2025	4,676	4,433
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,615
Altria Group, Inc. 3.40% 5/6/2030	226	200
Altria Group, Inc. 2.45% 2/4/2032	10,444	8,183
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	11,000	11,085
BAT Capital Corp. 2.789% 9/6/2024	35,000	33,736
BAT Capital Corp. 3.215% 9/6/2026	25,000	23,393
BAT International Finance PLC 4.448% 3/16/2028	500	475
Coca-Cola Co. 1.00% 3/15/2028	20,250	17,510
Conagra Brands, Inc. 4.30% 5/1/2024	2,660	2,623
Conagra Brands, Inc. 1.375% 11/1/2027	17,415	14,889
Constellation Brands, Inc. 3.60% 5/9/2024	800	785
Constellation Brands, Inc. 5.00% 2/2/2026	1,000	1,000
Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,334
Constellation Brands, Inc. 4.75% 5/9/2032	122	119
Constellation Brands, Inc. 4.90% 5/1/2033	245	241
Imperial Brands Finance PLC 6.125% 7/27/2027[5]	1,810	1,842
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	597	590
Nestle Holdings, Inc. 3.35% 9/24/2023[5]	2,000	1,986
Nestle Holdings, Inc. 1.15% 1/14/2027[5]	19,395	17,288
Nestle Holdings, Inc. 1.00% 9/15/2027[5]	700	610
PepsiCo, Inc. 1.625% 5/1/2030	2,236	1,868
PepsiCo, Inc. 1.95% 10/21/2031	11,471	9,563
Philip Morris International, Inc. 1.50% 5/1/2025	12,728	11,922
Philip Morris International, Inc. 5.00% 11/17/2025	8,800	8,818
Philip Morris International, Inc. 5.125% 11/17/2027	23,954	24,215
Philip Morris International, Inc. 4.875% 2/15/2028	11,000	10,968
Philip Morris International, Inc. 5.625% 11/17/2029	2,320	2,379
Philip Morris International, Inc. 5.75% 11/17/2032	281	288
Philip Morris International, Inc. 5.375% 2/15/2033	300	298
Procter & Gamble Company 0.55% 10/29/2025	2,020	1,846
Procter & Gamble Company 4.10% 1/26/2026	10,000	9,958
Procter & Gamble Company 1.00% 4/23/2026	3,286	2,996
Procter & Gamble Company 3.95% 1/26/2028	7,500	7,471
Procter & Gamble Company 1.20% 10/29/2030	1,000	812
Unilever Capital Corp. 2.60% 5/5/2024	1,200	1,170
Walmart, Inc. 4.00% 4/15/2026	1,300	1,292
Walmart, Inc. 3.90% 4/15/2028	13,800	13,655
		303,902
Consumer discretionary 1.21%
Amazon.com, Inc. 0.45% 5/12/2024	1,325	1,266
Amazon.com, Inc. 4.70% 11/29/2024	30,000	30,009
Amazon.com, Inc. 4.60% 12/1/2025	850	853
Amazon.com, Inc. 1.00% 5/12/2026	1,000	907
Amazon.com, Inc. 3.30% 4/13/2027	875	844
Amazon.com, Inc. 1.20% 6/3/2027	625	555
Amazon.com, Inc. 1.65% 5/12/2028	650	574
American Honda Finance Corp. 0.55% 7/12/2024	13,727	13,035
American Honda Finance Corp. 1.20% 7/8/2025	15,273	14,139
Intermediate Bond Fund of America — Page 24 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
American Honda Finance Corp. 1.00% 9/10/2025	USD13,000	$11,932
American Honda Finance Corp. 1.30% 9/9/2026	7,960	7,136
American Honda Finance Corp. 2.00% 3/24/2028	725	644
BMW US Capital, LLC 3.15% 4/18/2024[5]	13,171	12,911
BMW US Capital, LLC 2.55% 4/1/2031[5]	14,910	12,819
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[5]	600	585
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	650	615
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[5]	4,569	4,556
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[5]	10,000	9,685
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	3,343	3,346
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]	8,975	8,076
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	2,625	2,501
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	7,025	6,117
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	375	306
General Motors Financial Co. 5.40% 4/6/2026	14,540	14,480
General Motors Financial Co., Inc. 1.05% 3/8/2024	3,425	3,313
Home Depot, Inc. 2.50% 4/15/2027	750	703
Hyundai Capital America 1.80% 10/15/2025[5]	7,423	6,812
Hyundai Capital America 1.30% 1/8/2026[5]	885	794
Hyundai Capital America 1.50% 6/15/2026[5]	20,850	18,512
Hyundai Capital America 2.375% 10/15/2027[5]	745	657
Hyundai Capital America 5.60% 3/30/2028[5]	8,000	8,033
Hyundai Capital America 2.00% 6/15/2028[5]	575	486
Marriott International, Inc. 5.00% 10/15/2027	10,570	10,594
Marriott International, Inc. 4.90% 4/15/2029	4,856	4,766
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[5]	1,350	1,303
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	7,400	7,464
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[5]	9,800	8,953
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[5]	5,300	5,410
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	4,050	3,582
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	5,000	5,079
Toyota Motor Credit Corp. 3.35% 1/8/2024	10,010	9,889
Toyota Motor Credit Corp. 0.45% 1/11/2024	1,500	1,456
Toyota Motor Credit Corp. 2.90% 4/17/2024	5,064	4,960
Toyota Motor Credit Corp. 0.80% 1/9/2026	5,152	4,664
Toyota Motor Credit Corp. 4.45% 5/18/2026	12,765	12,674
Toyota Motor Credit Corp. 1.125% 6/18/2026	1,770	1,594
Toyota Motor Credit Corp. 1.90% 1/13/2027	3,075	2,798
Toyota Motor Credit Corp. 1.90% 4/6/2028	9,400	8,315
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[5]	9,500	9,429
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]	3,086	2,985
		303,116
Industrials 0.91%
Boeing Co. 1.95% 2/1/2024	25,000	24,424
Boeing Co. 4.875% 5/1/2025	2,500	2,476
Boeing Co. 2.75% 2/1/2026	20,292	19,010
Boeing Co. 2.196% 2/4/2026	22,066	20,540
Boeing Co. 3.25% 2/1/2028	10,621	9,794
Boeing Co. 5.15% 5/1/2030	5,531	5,488
Boeing Co. 3.625% 2/1/2031	430	389
Canadian Pacific Railway Co. 1.75% 12/2/2026	10,248	9,302
Emerson Electric Co. 1.80% 10/15/2027	6,753	6,035
General Dynamics Corp. 1.15% 6/1/2026	21,150	19,258
Intermediate Bond Fund of America — Page 25 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Dynamics Corp. 2.25% 6/1/2031	USD273	$231
Honeywell International, Inc. 2.30% 8/15/2024	24,100	23,344
Lockheed Martin Corp. 4.95% 10/15/2025	11,100	11,179
Lockheed Martin Corp. 5.10% 11/15/2027	8,960	9,221
Lockheed Martin Corp. 4.45% 5/15/2028	7,193	7,180
Lockheed Martin Corp. 5.25% 1/15/2033	348	362
Masco Corp. 1.50% 2/15/2028	4,158	3,559
Norfolk Southern Corp. 4.45% 3/1/2033	1,541	1,485
Northrop Grumman Corp. 4.70% 3/15/2033	8,652	8,514
Raytheon Technologies Corp. 3.65% 8/16/2023	178	177
Raytheon Technologies Corp. 5.00% 2/27/2026	4,046	4,075
Raytheon Technologies Corp. 1.90% 9/1/2031	788	634
Raytheon Technologies Corp. 2.375% 3/15/2032	425	352
Raytheon Technologies Corp. 5.15% 2/27/2033	9,788	9,962
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[5]	1,363	1,315
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[5]	5,147	4,696
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[5]	625	551
Union Pacific Corp. 3.50% 6/8/2023	1,685	1,684
Union Pacific Corp. 3.15% 3/1/2024	9,803	9,639
Union Pacific Corp. 4.75% 2/21/2026	10,000	10,046
Union Pacific Corp. 2.15% 2/5/2027	1,500	1,387
Union Pacific Corp. 2.375% 5/20/2031	382	325
Union Pacific Corp. 2.80% 2/14/2032	537	466
Waste Management, Inc. 4.625% 2/15/2030	400	399
		227,499
Real estate 0.56%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	1,955
American Tower Corp. 1.45% 9/15/2026	4,028	3,567
Corporate Office Properties, LP 2.25% 3/15/2026	3,253	2,880
Corporate Office Properties, LP 2.00% 1/15/2029	4,494	3,452
Corporate Office Properties, LP 2.75% 4/15/2031	1,289	963
Crown Castle, Inc. 5.00% 1/11/2028	10,047	9,970
Equinix, Inc. 2.625% 11/18/2024	21,299	20,404
Equinix, Inc. 1.25% 7/15/2025	1,850	1,692
Equinix, Inc. 1.80% 7/15/2027	3,424	2,973
Equinix, Inc. 2.00% 5/15/2028	13,563	11,524
Equinix, Inc. 2.15% 7/15/2030	650	527
Equinix, Inc. 2.50% 5/15/2031	337	275
Extra Space Storage, LP 5.70% 4/1/2028	5,401	5,480
Extra Space Storage, LP 2.35% 3/15/2032	79	62
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	7,745	6,529
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	228	174
Prologis, LP 4.75% 6/15/2033	2,891	2,829
Public Storage 1.85% 5/1/2028	8,341	7,289
Public Storage 1.95% 11/9/2028	3,041	2,644
Scentre Group Trust 1 3.25% 10/28/2025[5]	1,360	1,289
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,557
VICI Properties, LP 4.375% 5/15/2025	10,073	9,735
VICI Properties, LP 4.75% 2/15/2028	38,841	37,001
VICI Properties, LP 4.95% 2/15/2030	600	559
WEA Finance, LLC 3.75% 9/17/2024[5]	3,790	3,581
		140,911
Intermediate Bond Fund of America — Page 26 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.50%	Principal amount (000)	Value (000)
Anglo American Capital PLC 5.375% 4/1/2025[5]	USD10,000	$9,949
ArcelorMittal SA 3.60% 7/16/2024	2,058	2,015
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	13,500	13,600
Celanese US Holdings, LLC 6.05% 3/15/2025	3,000	3,013
Celanese US Holdings, LLC 6.165% 7/15/2027	3,000	3,022
Celanese US Holdings, LLC 6.33% 7/15/2029	2,500	2,517
Dow Chemical Co. (The) 2.10% 11/15/2030	7,000	5,827
EIDP, Inc. 4.50% 5/15/2026	18,721	18,557
EIDP, Inc. 4.80% 5/15/2033	77	76
Glencore Funding, LLC 1.625% 4/27/2026[5]	21,000	19,015
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	4,072	3,445
Linde, Inc. 4.70% 12/5/2025	10,860	10,868
Linde, Inc. 1.10% 8/10/2030	4,191	3,322
LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,117
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	974
Nutrien, Ltd. 5.90% 11/7/2024	716	721
Nutrien, Ltd. 5.95% 11/7/2025	12,790	13,046
Nutrien, Ltd. 4.90% 3/27/2028	10,873	10,785
Sherwin-Williams Co. 2.20% 3/15/2032	475	382
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,029
		124,280
Information technology 0.42%
Analog Devices, Inc. 1.70% 10/1/2028	2,731	2,378
Analog Devices, Inc. 2.10% 10/1/2031	182	152
Apple, Inc. 1.80% 9/11/2024	2,200	2,124
Apple, Inc. 0.55% 8/20/2025	1,775	1,633
Apple, Inc. 4.00% 5/10/2028	12,685	12,638
Apple, Inc. 3.25% 8/8/2029	10,000	9,505
Apple, Inc. 4.30% 5/10/2033	425	426
Broadcom, Inc. 3.15% 11/15/2025	1,650	1,575
Broadcom, Inc. 1.95% 2/15/2028[5]	3,935	3,423
Intel Corp. 4.875% 2/10/2026	10,000	10,059
Intel Corp. 4.875% 2/10/2028	5,668	5,712
Intel Corp. 5.125% 2/10/2030	14,400	14,575
Intel Corp. 5.20% 2/10/2033	181	182
Intuit, Inc. 0.95% 7/15/2025	1,455	1,338
Intuit, Inc. 1.35% 7/15/2027	1,325	1,162
Microsoft Corp. 2.40% 8/8/2026	1,377	1,306
Oracle Corp. 1.65% 3/25/2026	32,540	29,728
Salesforce, Inc. 1.50% 7/15/2028	8,025	7,011
Salesforce, Inc. 1.95% 7/15/2031	150	125
		105,052
Energy 0.42%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,307	3,004
BP Capital Markets America, Inc. 2.721% 1/12/2032	8,700	7,422
BP Capital Markets America, Inc. 4.893% 9/11/2033	6,431	6,392
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,728
Chevron Corp. 1.554% 5/11/2025	10,000	9,436
Chevron Corp. 1.995% 5/11/2027	7,111	6,516
Chevron USA, Inc. 0.687% 8/12/2025	3,543	3,261
Chevron USA, Inc. 1.018% 8/12/2027	2,992	2,627
Continental Resources, Inc. 2.875% 4/1/2032[5]	163	125
Intermediate Bond Fund of America — Page 27 of 42

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Enterprise Products Operating, LLC 5.05% 1/10/2026	USD20,880	$21,053
Enterprise Products Operating, LLC 5.35% 1/31/2033	231	236
EQT Corp. 5.70% 4/1/2028	214	213
Exxon Mobil Corp. 2.019% 8/16/2024	7,299	7,059
Exxon Mobil Corp. 2.992% 3/19/2025	5,000	4,851
Exxon Mobil Corp. 2.61% 10/15/2030	5,550	4,895
Kinder Morgan, Inc. 5.20% 6/1/2033	2,336	2,257
Pioneer Natural Resources Co. 1.125% 1/15/2026	12,333	11,165
Qatar Energy 1.375% 9/12/2026[5]	1,700	1,536
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]	1,920	1,771
Shell International Finance BV 2.00% 11/7/2024	3,200	3,081
TotalEnergies Capital International SA 2.434% 1/10/2025	6,245	6,001
		104,629
Total corporate bonds, notes & loans		4,903,436
Asset-backed obligations 12.73%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD-LIBOR + 1.04%) 6.29% 10/20/2031[1,3,5]	1,000	983
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD-LIBOR + 1.40%) 6.692% 11/18/2031[1,3,5]	1,000	985
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,5]	1,417	1,416
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[1,5]	28,642	27,672
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	5,650	5,474
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	4,990	4,992
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.376% 4/21/2031[1,3,5]	10,535	10,443
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[1,3,5]	13,927	13,937
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[1,3,5]	17,449	17,309
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[1,3,5]	17,125	16,822
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 7.11% 10/15/2029[1,3,5]	12,500	12,323
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,5]	7,704	7,701
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[1,5]	360	359
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]	3,921	3,869
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.487% 4/15/2026[1,3]	49,425	49,444
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]	140	137
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,5]	13,489	13,092
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	18,911	18,213
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	6,605	6,391
American Money Management Corp., Series 2017-21, Class C, (3-month USD-LIBOR + 2.10%) 7.399% 11/2/2030[1,3,5]	1,300	1,233
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	14,094	14,093
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD-LIBOR + 1.05%) 6.323% 1/28/2031[1,3,5]	237	234
Apidos CLO, Series 2017-27, Class A1R, (3-month USD-LIBOR + 0.93%) 6.19% 7/17/2030[1,3,5]	1,108	1,095
Apidos CLO, Series 2013-12, Class AR, (3-month USD-LIBOR + 1.08%) 6.34% 4/15/2031[1,3,5]	1,500	1,484
Apidos CLO, Series 2013-15, Class A1RR (3-month USD-LIBOR + 1.01%) 6.26% 4/20/2031[1,3,5]	1,200	1,187
Apidos CLO, Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.356% 1/20/2036[1,3,5]	750	748
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[1,3,5]	19,600	19,452
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[1,5]	2,154	2,146
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,5]	34,000	33,618
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	15,377	14,384
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	6,742	6,179
Intermediate Bond Fund of America — Page 28 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	USD692	$641
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	14,587	14,818
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	26,765	26,843
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	18,450	18,374
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,5]	24,180	23,484
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,5]	16,901	16,804
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,5]	13,000	12,998
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD-LIBOR + 1.18%) 6.435% 7/25/2034[1,3,5]	2,000	1,953
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 6.779% 4/20/2035[1,3,5]	2,000	1,996
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[1,3,5]	22,268	22,068
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.971% 4/25/2036[1,3,5]	1,143	1,137
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]	472	462
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	7,000	6,625
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	4,993	4,669
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	3,876	3,699
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]	7,119	6,805
Battalion CLO, Ltd., Series 2018-12, Class A2R, (1-month USD-LIBOR + 1.45%) 6.78% 5/17/2031[1,3,5]	2,300	2,274
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD-LIBOR + 1.10%) 6.35% 1/20/2031[1,3,5]	728	722
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD LIBOR + 1.60%) 6.899% 4/30/2031[1,3,5]	800	781
Birch Grove CLO Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 0% 7/20/2035[1,3,5]	9,873	9,873
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	2,431	2,137
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD LIBOR + 2.60%) 7.85% 4/20/2031[1,3,5]	250	211
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD LIBOR + 1.95%) 7.21% 7/15/2031[1,3,5]	2,300	2,169
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]	6,080	6,060
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD-LIBOR + 0.95%) 6.271% 8/14/2030[1,3,5]	592	584
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD-LIBOR + 1.03%) 6.329% 4/30/2031[1,3,5]	500	496
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD-LIBOR + 1.05%) 6.342% 7/27/2031[1,3,5]	3,045	3,013
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[1]	5,759	5,738
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	5,467	5,440
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	20,107	20,032
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 1.20%) 6.46% 10/15/2034[1,3,5]	250	245
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	380	364
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	12,392	10,461
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	2,871	2,620
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[1,3,5]	44,965	44,426
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.736% 10/15/2034[1,3,5]	4,000	3,984
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.29% 3/22/2035[1,3,5]	2,000	2,003
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	54,576	49,339
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	10,389	8,753
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	37,732	33,016
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	46,894	46,314
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	11,395	11,252
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 6.961% 4/23/2029[1,3,5]	3,500	3,470
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD-LIBOR + 1.11%) 6.383% 1/22/2031[1,3,5]	250	248
Intermediate Bond Fund of America — Page 29 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 6.362% 7/18/2031[1,3,5]	USD2,300	$2,277
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 5.439% 6/9/2025[1,3]	25,270	25,271
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.768% 4/22/2026[1,3]	14,879	14,907
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	3,554	3,130
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]	8,182	7,188
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	2,180	1,923
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]	4,072	3,527
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD-LIBOR + 2.55%) 7.81% 10/15/2029[1,3,5]	400	389
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,5]	8,769	8,731
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,5]	375	374
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	4,559	4,497
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]	4,591	4,548
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]	9,269	9,259
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	6,529	6,465
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]	3,925	3,890
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[1,5]	222	222
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 9/17/2029[1,5]	8,350	8,283
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]	11,000	10,704
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 7.61% 10/15/2031[1,3,5]	1,000	968
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.497% 3/15/2026[1,3]	49,403	49,400
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[1]	9,137	9,010
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[1]	2,084	2,074
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,5]	1,218	1,207
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]	761	743
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,5]	2,580	2,547
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,5]	9,355	9,348
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,5]	11,221	11,162
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	11,281	11,254
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]	10,000	9,730
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	7,442	7,379
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[1,3,5]	25,074	24,887
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD-LIBOR + 1.20%) 6.521% 8/15/2030[1,3,5]	2,076	2,061
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 6.331% 5/15/2031[1,3,5]	1,250	1,239
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD-LIBOR + 1.85%) 7.171% 5/15/2032[1,3,5]	2,086	2,008
Eaton Vance CDO, Ltd., CLO, Series 2019-1, Class AR, (3-month USD-LIBOR + 1.10%) 6.36% 4/15/2031[1,3,5]	415	408
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	2,616	2,292
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.04%) 6.29% 10/20/2034[1,3,5]	2,000	1,971
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]	11,570	11,260
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	4,662	4,575
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]	18,396	18,424
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[1]	341	341
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[1,5]	33	33
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]	8,246	8,235
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]	4,699	4,693
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]	2,525	2,503
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]	1,219	1,215
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	1,094	1,068
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	13,665	13,431
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	8,628	8,584
Intermediate Bond Fund of America — Page 30 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	USD5,806	$5,811
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	2,286	2,307
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 3/16/2026[1,5]	202	201
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	7,104	7,107
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	20,264	18,354
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567% 10/19/2037[1,5]	2,090	1,887
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[1,5]	200	181
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	1,787	1,594
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,5]	22,322	22,312
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[1]	3,721	3,705
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]	1,710	1,649
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	22,819	21,565
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]	6,591	5,970
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	12,653	12,627
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,5]	16,015	15,945
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.025% 4/23/2036[1,3,5]	2,000	1,998
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,3,5]	984	987
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.356% 1/15/2030[1,3,5]	1,047	1,038
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD-LIBOR + 0.97%) 6.23% 10/15/2030[1,3,5]	1,948	1,926
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	8,938	7,969
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]	1,226	1,101
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	7,164	6,197
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	4,947	4,677
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	12,325	11,152
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	13,842	12,492
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	34,132	29,799
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	15,203	13,343
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]	8,002	7,987
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 12/16/2024[1]	232	231
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]	3,750	3,736
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	10,630	10,701
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	6,487	6,759
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD-LIBOR + 0.91%) 6.16% 11/20/2030[1,3,5]	1,310	1,297
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[1,3,5]	3,725	3,703
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD-LIBOR + 2.00%) 7.255% 1/27/2031[1,3,5]	1,800	1,726
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.141% 1/15/2035[1,3,5]	882	894
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.591% 1/15/2035[1,3,5]	1,000	991
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD-LIBOR + 3.40%) 8.673% 1/22/2031[1,3,5]	286	253
Hayfin Kingsland IX, Ltd., CLO, Series 2018-9, Class AR, (3-month USD-LIBOR + 1.15%) 6.423% 4/28/2031[1,3,5]	2,000	1,981
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	49,301	46,038
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	3,904	3,646
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]	28,105	26,216
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]	14,390	13,826
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	48,147	42,444
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,580	1,388
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]	14,882	15,124
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]	11,232	11,188
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	6,560	6,568
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A3, 5.05% 1/15/2026[1,5]	10,006	9,949
Intermediate Bond Fund of America — Page 31 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD-LIBOR + 1.03%) 6.29% 1/15/2031[1,3,5]	USD384	$381
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.889% 7/20/2035[1,3,5]	13,951	13,951
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD-LIBOR + 1.18%) 6.44% 1/15/2031[1,3,5]	387	383
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 6.006% 3/15/2031[1,3,5]	1,250	1,241
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD-LIBOR + 1.00%) 6.26% 4/15/2031[1,3,5]	1,557	1,543
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD-LIBOR + 1.40%) 6.66% 4/15/2031[1,3,5]	800	775
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 8.768% 10/20/2031[1,3,5]	1,000	1,009
KKR Financial CLO, Ltd., Series 32, Class A1, (3-month USD-LIBOR + 1.32%) 6.58% 1/15/2032[1,3,5]	2,500	2,476
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 11.106% 7/15/2034[1,3,5]	1,570	1,533
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD-LIBOR + 1.21%) 6.46% 10/20/2034[1,3,5]	1,000	979
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]	7,665	7,459
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	10,480	10,432
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	1,600	1,506
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	14,524	14,372
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	2,602	2,590
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	2,120	2,114
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	1,759	1,744
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	656	652
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	2,111	2,098
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	1,508	1,498
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	3,336	3,311
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	1,040	1,048
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	283	281
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[1,3,5]	31,595	31,307
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2031[1,3,5]	786	779
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD-LIBOR + 1.65%) 6.905% 4/25/2032[1,3,5]	800	783
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[1,3,5]	21,379	21,199
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 7.268% 7/20/2030[1,3,5]	7,788	7,769
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD-LIBOR + 1.18%) 6.442% 12/18/2030[1,3,5]	1,167	1,155
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[1]	3,804	3,788
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD-LIBOR + 3.30%) 8.55% 7/20/2031[1,3,5]	1,500	1,304
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD-LIBOR + 1.07%) 6.32% 4/20/2033[1,3,5]	2,500	2,446
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.877% 4/18/2034[1,3,5]	2,000	2,004
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[1,5]	19,148	19,052
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[1,5]	2,195	2,152
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]	14,466	14,314
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	25,605	25,604
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD-LIBOR + 1.25%) 6.50% 10/20/2030[1,3,5]	469	464
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	6,097	5,350
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]	10,045	8,765
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	26,598	23,197
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	24,087	20,579
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	8,959	7,625
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	29,887	26,007
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	14,069	12,268
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	26,594	23,832
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	31,571	28,450
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	81,045	73,069
Intermediate Bond Fund of America — Page 32 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.888% 4/20/2062[1,3,5]	USD20,160	$19,723
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD-LIBOR + 2.00%) 7.273% 4/22/2029[1,3,5]	400	387
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 6.192% 10/18/2029[1,3,5]	294	290
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	187,943	162,473
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD-LIBOR + 2.00%) 7.34% 12/21/2029[1,3,5]	1,100	1,081
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[1,3,5]	9,764	9,652
Northwoods Capital, Ltd., Series 2018-17, Class D, (3-month USD-LIBOR + 2.85%) 8.123% 4/22/2031[1,3,5]	662	564
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[1,3,5]	750	750
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD-LIBOR + 1.85%) 7.10% 10/20/2030[1,3,5]	500	482
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.78% 1/20/2035[1,3,5]	4,000	3,999
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 7.53% 1/20/2035[1,3,5]	1,250	1,243
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[1,3,5]	4,300	4,263
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 6.211% 4/10/2033[1,3,5]	2,000	1,969
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD-LIBOR + 0.95%) 6.21% 7/15/2029[1,3,5]	237	235
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD-LIBOR + 1.70%) 6.955% 1/25/2031[1,3,5]	800	762
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 6.22% 4/16/2031[1,3,9]	1,500	1,483
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]	26,257	24,708
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]	817	743
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	17,979	17,143
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	18,732	17,013
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	2,000	1,790
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]	207	184
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]	1,708	1,515
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[1,3,5]	12,504	12,442
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[1,3,5]	7,645	7,593
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 6.629% 5/20/2029[1,3,5]	6,000	5,905
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[1,3,5]	16,600	16,420
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[1,3,5]	8,556	8,322
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.04% 4/15/2030[1,3,5]	10,053	9,945
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[1,3,5]	20,074	19,973
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 6.806% 4/15/2031[1,3,5]	22,078	22,048
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 8.736% 4/15/2031[1,3,5]	6,000	6,023
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[1,3,5]	11,429	11,381
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.032% 7/24/2031[1,3,5]	7,111	7,104
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 6.26% 10/17/2031[1,3,5]	2,200	2,174
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	8,182	7,977
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	17,000	17,277
Intermediate Bond Fund of America — Page 33 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2023-B, Class A, 4.97% 5/15/2028[1,5]	USD18,138	$18,251
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]	3,145	3,024
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.01% 4/20/2036[1,3,5]	3,000	3,008
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.36% 4/20/2036[1,3,5]	429	430
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[1,3,5]	17,905	17,904
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[1,3,5]	3,733	3,745
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.075% 1/20/2031[1,3,5]	2,000	2,007
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	8,348	8,322
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 6.388% 7/25/2051[1,3,5]	2,842	2,804
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[1,3,5]	31,625	31,270
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	21,208	20,799
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD-LIBOR + 1.19%) 6.44% 10/20/2030[1,3,5]	1,526	1,513
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.39% 1/15/2032[1,3,5]	4,867	4,875
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[1]	4,550	4,543
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]	13,019	13,011
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	2,130	2,128
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]	13,080	13,037
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]	20,390	20,150
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	7,500	7,289
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]	7,545	7,450
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	5,592	5,482
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	4,345	4,351
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	9,971	9,786
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	10,100	9,888
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	2,072	2,090
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	11,750	11,639
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	1,595	1,561
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	9,733	9,561
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	12,380	12,234
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	1,162	1,199
Shackleton CLO, Ltd., Series 2014-5R, Class A, (3-month USD-LIBOR + 1.10%) 6.424% 5/7/2031[1,3,5]	3,000	2,950
Signal Peak CLO, LLC, Series 2015-1, (3-month USD-LIBOR + 0.98%) 6.23% 4/20/2029[1,3,5]	763	756
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]	7,233	6,339
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,693	5,811
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 6.34% 4/15/2030[1,3,5]	12,641	12,529
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 6.412% 4/18/2031[1,3,5]	400	393
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD-LIBOR + 2.25%) 7.512% 4/18/2031[1,3,5]	800	743
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD-LIBOR + 1.15%) 6.412% 7/18/2031[1,3,5]	7,500	7,373
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	11,235	10,048
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	10,831	8,793
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	4,613	4,244
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	1,083	973
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 6.15% 12/28/2029[1,3,5]	823	814
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 6.948% 7/20/2030[1,3,5]	8,529	8,515
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[1,3,5]	20,792	20,806
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 9.048% 10/20/2031[1,3,5]	2,000	2,004
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	25,282	23,225
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[1,3,5]	17,000	16,992
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 6.085% 10/25/2029[1,3,5]	2,428	2,397
Symphony, Ltd., CLO, Series 2014-15A, Class AR3, (3-month USD-LIBOR + 1.08%) 6.34% 1/17/2032[1,3,5]	550	542
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	4,838	4,303
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD-LIBOR + 1.24%) 6.50% 1/17/2030[1,3,5]	1,182	1,173
Intermediate Bond Fund of America — Page 34 of 42

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[1]	USD18,944	$19,438
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[1]	2,700	2,839
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	3,554	3,161
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 9/20/2045[1,5]	2,899	2,566
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,5]	5,909	5,079
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	25,335	22,082
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD-LIBOR + 1.47%) 6.72% 4/20/2031[1,3,5]	800	785
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]	47,755	46,359
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,5]	26,891	24,959
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 11/15/2024[1]	1,530	1,528
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]	7,888	7,834
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,5]	13,771	13,693
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD-LIBOR + 3.18%) 8.435% 4/25/2034[1,3,5]	500	441
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.20%) 6.455% 1/25/2035[1,3,5]	2,000	1,954
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,3,5]	1,000	984
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	23,632	20,620
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	4,063	3,597
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	5,049	4,319
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 6.14% 4/15/2027[1,3,9]	1,063	1,056
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	7,000	6,993
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	33,216	33,123
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]	8,444	8,225
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]	14,481	14,360
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	22,758	22,499
Voya, Ltd., CLO, Series 2013-1, Class BR, (3-month USD CME Term SOFR + 2.162%) 7.148% 10/15/2030[1,3,5]	250	238
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD-LIBOR + 1.85%) 7.11% 7/15/2031[1,3,5]	300	288
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD-LIBOR + 0.89%) 6.14% 7/20/2029[1,3,5]	137	136
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 7.836% 4/15/2034[1,3,5]	700	683
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[1,5]	1,318	1,314
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[1,5]	20,000	19,931
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,5]	8,946	8,858
Westlake Automobile Receivables Trust, Series 2021-1, Class C, 0.95% 3/16/2026[1,5]	7,435	7,250
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]	12,971	12,926
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]	7,200	7,173
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	15,000	14,974
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	10,000	10,033
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]	16,800	16,777
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]	5,360	5,328
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	3,188	3,166
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	2,883	2,876
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 1.65%) 6.91% 7/15/2030[1,3,5]	250	245
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.262% 10/18/2030[1,3,5]	2,077	2,056
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD-LIBOR + 2.30%) 7.573% 10/22/2031[1,3,5]	250	239
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.571% 4/25/2036[1,3,5]	1,750	1,750
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.571% 4/25/2036[1,3,5]	1,000	997
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]	16,059	15,983
		3,177,454
Bonds & notes of governments & government agencies outside the U.S. 3.27%
Alberta (Province of) 1.875% 11/13/2024	20,000	19,156
Asian Development Bank 4.125% 9/27/2024	46,018	45,548
Asian Development Bank 0.625% 10/8/2024	20,642	19,512
Asian Development Bank 1.50% 10/18/2024	19,642	18,780
Asian Development Bank 4.25% 1/9/2026	24,855	24,888
Intermediate Bond Fund of America — Page 35 of 42

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Asian Development Bank 2.50% 11/2/2027	USD5,573	$5,249
Asian Development Bank 2.75% 1/19/2028	4	4
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[5]	9,090	8,913
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]	25,000	23,656
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]	20,000	18,251
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[5]	10,445	10,373
Canada 2.875% 4/28/2025	13,030	12,654
Canada 0.75% 5/19/2026	20,000	18,143
CPPIB Capital, Inc. 0.50% 9/16/2024[5]	6,052	5,714
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.05% 3/11/2026[3,5]	21,879	22,364
CPPIB Capital, Inc. 0.875% 9/9/2026[5]	12,181	10,921
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]	22,926	21,730
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]	25,316	22,748
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]	4,590	3,797
European Investment Bank 2.25% 6/24/2024	2,215	2,153
European Investment Bank 0.75% 10/26/2026	10,357	9,277
European Stability Mechanism 0.375% 9/10/2025[5]	8,584	7,852
Inter-American Development Bank 0.50% 9/23/2024	10,000	9,448
Inter-American Development Bank 1.75% 3/14/2025	1,704	1,622
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025	3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025	14,923	13,955
International Development Assn. 0.375% 9/23/2025[5]	30,000	27,447
Italy (Republic of) 2.375% 10/17/2024	27,000	25,842
Japan Bank for International Cooperation 2.50% 5/23/2024	12,280	11,952
Japan Bank for International Cooperation 2.875% 4/14/2025	17,670	17,039
Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,505
Japan Bank for International Cooperation 1.875% 4/15/2031	9,834	8,272
KfW 0.375% 7/18/2025	20,670	19,024
Kommunalbanken 0.50% 10/21/2024[5]	14,934	14,057
Kommunalbanken 0.375% 9/11/2025[5]	36,068	32,937
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[5]	18,739	18,657
Kommuninvest i Sverige Aktiebolag 0.25% 8/9/2023[5]	42,515	42,109
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[5]	7,867	7,681
OMERS Finance Trust 3.50% 4/19/2032[5]	4,988	4,647
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]	33,960	30,289
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]	31,138	29,555
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]	5,070	4,282
Poland (Republic of) 4.00% 1/22/2024	4,607	4,574
Poland (Republic of) 3.25% 4/6/2026	472	459
Portuguese Republic 5.125% 10/15/2024	24,000	23,981
PSP Capital, Inc. 1.625% 10/26/2028[5]	22,052	19,311
Qatar (State of) 3.375% 3/14/2024[5]	9,928	9,798
Quebec (Province of) 0.60% 7/23/2025	46,321	42,710
Quebec (Province of) 3.625% 4/13/2028	10,000	9,793
Saskatchewan (Province of) 3.25% 6/8/2027	24,305	23,463
Swedish Export Credit Corp. 3.625% 9/3/2024	22,643	22,234
		816,330
Federal agency bonds & notes 0.28%
Fannie Mae 0.875% 8/5/2030[7]	21,412	17,412
Federal Farm Credit Banks 1.125% 1/6/2025	4,181	3,955
Federal Farm Credit Banks 1.75% 2/14/2025	24,055	22,932
Federal Farm Credit Banks 1.60% 7/13/2033	2,926	2,297
Freddie Mac 0.25% 6/26/2023[7]	9,687	9,653
Intermediate Bond Fund of America — Page 36 of 42

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
Freddie Mac 0.25% 9/8/2023		USD6,250	$6,167
Tennessee Valley Authority 3.875% 3/15/2028		6,518	6,501
			68,917
Municipals 0.16% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028		11,085	9,763
Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		11,385	10,563
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		3,785	3,381
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		3,805	3,218
			17,162
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		15,255	13,451
Total municipals			40,376
Total bonds, notes & other debt instruments (cost: $25,234,400,000)			24,412,164
Preferred securities 0.01% Financials 0.01%		Shares
CoBank, ACB, Class E, 6.422% noncumulative preferred shares[3,5]		4,000	3,232
Total preferred securities (cost: $3,985,000)			3,232
Short-term securities 21.07% Money market investments 20.48%
Capital Group Central Cash Fund 5.11%[10,11]		51,123,455	5,111,834
U.S. Treasury bills 0.59%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 11/2/2023	4.530%	USD150,000	146,643
Total short-term securities (cost: $5,258,774,000)			5,258,477
Total investment securities 118.89% (cost: $30,497,159,000)			29,673,873
Other assets less liabilities (18.89)%			(4,714,579)
Net assets 100.00%			$24,959,294
Intermediate Bond Fund of America — Page 37 of 42

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2023 (000)
30 Day Federal Funds Futures	Long	2,020	May 2023	USD799,184	$(226)
3 Month SOFR Futures	Long	673	September 2023	159,366	56
2 Year U.S. Treasury Note Futures	Long	35,264	September 2023	7,258,323	(10,627)
5 Year U.S. Treasury Note Futures	Long	70,242	September 2023	7,661,866	12,206
10 Year U.S. Treasury Note Futures	Long	24,388	September 2023	2,791,664	11,950
10 Year Ultra U.S. Treasury Note Futures	Short	29,928	September 2023	(3,604,921)	(19,673)
20 Year U.S. Treasury Bond Futures	Short	5,940	September 2023	(762,362)	(9,505)
30 Year Ultra U.S. Treasury Bond Futures	Long	44	September 2023	6,023	98
					$(15,721)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 5/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD257,552	$(725)	$—	$(725)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	377,348	(1,043)	—	(1,043)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	515,100	(1,442)	—	(1,442)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	231,800	(3,547)	—	(3,547)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	480,632	(7,213)	—	(7,213)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	519,368	(7,781)	—	(7,781)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	35,882	(563)	—	(563)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	170,100	(2,714)	—	(2,714)
4.1645%	Annual	SOFR	Annual	1/24/2025	4,928	(30)	—	(30)
4.18306%	Annual	SOFR	Annual	1/24/2025	280,653	(1,636)	—	(1,636)
4.16253%	Annual	SOFR	Annual	1/24/2025	304,709	(1,875)	—	(1,875)
3.2405%	Annual	SOFR	Annual	2/28/2030	27,000	(304)	—	(304)
SOFR	Annual	3.2015%	Annual	1/19/2033	65,821	958	—	958
SOFR	Annual	3.1205%	Annual	1/20/2033	65,834	1,393	—	1,393
SOFR	Annual	3.16653%	Annual	1/24/2033	67,942	1,184	—	1,184
SOFR	Annual	3.18606%	Annual	1/24/2033	62,818	995	—	995
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	(3,438)	—	(3,438)
SOFR	Annual	3.138%	Annual	11/17/2048	8,885	170	—	170
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	179	—	179
						$(27,432)	$—	$(27,432)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 5/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD367,200	$(4,041)	$(1,994)	$(2,047)
Intermediate Bond Fund of America — Page 38 of 42

unaudited
Investments in affiliates11

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 5/31/2023 (000)	Dividend income (000)
Short-term securities 20.48%
Money market investments 20.48%
Capital Group Central Cash Fund 5.11%[10]	$5,542,019	$9,225,295	$9,656,165	$457	$228	$5,111,834	$134,189
Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 6.22% 4/16/2031[1,3]	10/28/2022	$1,466	$1,483	.01%
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 6.14% 4/15/2027[1,3]	10/4/2022	1,051	1,056	.00 [12]
Total		$2,517	$2,539	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,556,786,000, which represented 22.26% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $254,897,000, which represented 1.02% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,539,000, which represented .01% of the net assets of the fund.

[10]	Rate represents the seven-day yield at 5/31/2023.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $15,186,804,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,708,234,000 and $1,174,287,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Intermediate Bond Fund of America — Page 40 of 42

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,459,227	$—	$9,459,227
U.S. Treasury bonds & notes	—	5,946,424	—	5,946,424
Corporate bonds, notes & loans	—	4,903,436	—	4,903,436
Asset-backed obligations	—	3,177,454	—	3,177,454
Bonds & notes of governments & government agencies outside the U.S.	—	816,330	—	816,330
Federal agency bonds & notes	—	68,917	—	68,917
Municipals	—	40,376	—	40,376
Preferred securities	—	3,232	—	3,232
Short-term securities	5,111,834	146,643	—	5,258,477
Total	$5,111,834	$24,562,039	$—	$29,673,873

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24,310	$—	$—	$24,310
Unrealized appreciation on centrally cleared interest rate swaps	—	4,879	—	4,879
Liabilities:
Unrealized depreciation on futures contracts	(40,031)	—	—	(40,031)
Unrealized depreciation on centrally cleared interest rate swaps	—	(32,311)	—	(32,311)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,047)	—	(2,047)
Total	$(15,721)	$(29,479)	$—	$(45,200)
*
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate

Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Intermediate Bond Fund of America — Page 41 of 42

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-023-0723O-S96432
Intermediate Bond Fund of America — Page 42 of 42